SCHEDULE OF SHARE OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	75,000	75,000
Weighted Average Exercise Price, Beginning Balance	$ 20.0	$ 20.0
Weighted Average Remaining Life in Years, Outstanding Term	2 years 25 days	2 years 6 months 29 days	3 years 6 months 29 days
Number of Option Outstanding Exercisable, Beginning balance	75,000	50,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0
Weighted Average Remaining Life in Years, Exercisable Term	2 years 25 days	2 years 6 months 29 days	3 years 6 months 29 days
Number of Options, Granted
Weighted Average Price, Granted
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Ending Balance	75,000	75,000	75,000
Weighted Average Exercise Price Outstanding, Ending Balance	$ 20.0	$ 20.0	$ 20.0
Number of Option Outstanding Exercisable, Ending balance	75,000	75,000	50,000
Weighted Average Exercise Price Exercisable, Ending Balance	$ 20.0	$ 20.0	$ 20.0